Offerings - Offering: 1	Aug. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units of Limited Liability Company Interest
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1)
Ironwood Multi-Strategy Fund LLC (the “Fund”) is offering Units of Limited Liability Company Interest at a maximum aggregate offering price of $1,633,181,689. The proposed maximum offering price per security will be determined, from time to time, by the Fund in connection with the sale by the Fund of the securities registered under this Registration Statement.  The Fund is a feeder fund in a master-feeder arrangement.  The master fund is Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”).  The table lists $0 for the maximum aggregate offering price because no fees are due or paid at the feeder level pursuant to the Fund’s and the Master Fund’s SEC no action letter, no fees are due or paid at the feeder level. See Ironwood Multi-Strategy Fund LLC and Ironwood Institutional Multi-Strategy Fund LLC, SEC No-Action Letter (pub. avail. April 19, 2017).  For the Master Fund’s fee calculation see its Form N-2 registration statement dated August 28, 2026 (File No. 811-22463), filed on August 27, 2026.